Poplar Forest Cornerstone Fund
Schedule of Investments
at December 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 72.8%
	Aerospace & Defense - 0.9%
1,800	Curtiss-Wright Corp.	$209,430

	Banks - 4.8%
6,300	Citigroup, Inc.	388,458
26,400	Wells Fargo & Co.	796,752
		1,185,210
	Capital Markets - 3.4%
12,200	Morgan Stanley	836,066

	Communications Equipment - 0.7%
4,000	Cisco Systems, Inc.	179,000

	Consumer Finance - 3.4%
23,500	Ally Financial, Inc.	838,010

	Diversified Financial Services - 3.2%
30,600	Equitable Holdings, Inc.	783,054

	Diversified Telecommunication Services - 4.4%
22,000	AT&T, Inc.	632,720
46,400	CenturyLink, Inc.	452,400
		1,085,120
	Food & Staples Retailing - 5.2%
8,700	CVS Health Corp.	594,210
9,300	Sysco Corp.	690,618
		1,284,828
	Food Products - 1.9%
13,000	Conagra Brands, Inc.	471,380

	Gas Utilities - 1.8%
10,900	National Fuel Gas Co.	448,317

	Health Care Providers & Services - 3.9%
7,600	AmerisourceBergen Corp.	742,976
650	Anthem, Inc.	208,709
		951,685
	Household Durables - 2.6%
30,000	Newell Brands, Inc.	636,900

	Insurance - 5.2%
20,400	American International Group, Inc.	772,344
9,900	Lincoln National Corp.	498,069
		1,270,413
	IT Services - 4.6%
19,500	DXC Technology Co.	502,125
5,000	International Business Machines Corp.	629,400
		1,131,525
	Machinery - 4.8%
66,500	CNH Industrial NV (a)(e)	853,860
1,900	Stanley Black & Decker, Inc.	339,264
		1,193,124
	Media - 2.2%
14,200	ViacomCBS, Inc. - Class B (d)	529,092

	Metals & Mining - 4.6%
13,900	Nucor Corp.	739,341
3,300	Reliance Steel & Aluminum Co.	395,175
		1,134,516
	Oil, Gas & Consumable Fuels - 4.8%
8,700	Chevron Corp.	734,715
37,600	Murphy Oil Corp.	454,960
		1,189,675
	Pharmaceuticals - 4.4%
2,200	Eli Lilly & Co.	371,448
8,600	Merck & Co., Inc.	703,480
		1,074,928
	Specialty Retail - 3.1%
4,900	Advance Auto Parts, Inc.	771,799

	Textiles, Apparel & Luxury Goods - 2.9%
23,200	Tapestry, Inc.	721,056

	TOTAL COMMON STOCKS (Cost $14,246,978)	17,925,128

	REIT - 1.8%
	Equity Real Estate Investment Trust (REIT) - 1.8%
26,500	Brixmor Property Group, Inc.	438,575

	TOTAL REIT (Cost $371,398)	438,575

Principal Amount
	CORPORATE BONDS - 11.1%
	Banks - 3.0%
	Citizens Financial Group, Inc.
$700,000	3.75%, 7/1/24	755,341

	Oil, Gas Services & Equipment - 2.5%
	Schlumberger Holdings Corp.
550,000	4.00%, 12/21/25 (c)	625,788

	Professional Services - 3.2%
	Equifax, Inc.
750,000	3.30%, 12/15/22	785,602

	Real Estate - 2.4%
	Brixmor Operating Partnership LP
550,000	3.250%, 9/15/23	582,824

	Total Corporate Bonds (Cost $2,561,750)	2,749,555

	U.S. TREASURY NOTES - 11.4%
	U.S. Treasury Note TIPS
759,304	0.125%, 1/15/22	772,968
767,634	0.125%, 7/15/24	822,180
763,470	0.250%, 7/15/29	864,908
303,843	0.250%, 2/15/50	362,983
	Total U.S. Treasury Notes (Cost $2,622,886)	2,823,039

	MONEY MARKET FUNDS - 2.6%
91,191	First American Treasury Obligations Fund, Class Z, 0.03% (b)	91,191
538,536	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.01% (b)	538,536
	Total Money Market Funds (Cost $629,727)	629,727

	Total Investments in Securities (Cost $20,432,739) - 99.7%	24,566,024
	Other Assets in Excess of Liabilities - 0.3%	63,265
	NET ASSETS - 100.0%	$24,629,289

	REIT - Real Estate Investment Trust
	TIPS - Treasury Inflation Protected Securities
(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield at December 31, 2020.
(c)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securites Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of December 31, 2020, the value of these investments was $625,788 or 2.5% of total net assets.
(d)	Non-voting shares.
(e)	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Cornerstone Fund
Summary of Fair Value Disclosure at December 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Servivces	$1,614,212	$-	$-	$1,614,212
Consumer Discretionary	2,129,755	-	-	2,129,755
Consumer Staples	1,161,998	-	-	1,161,998
Energy	1,189,675	-	-	1,189,675
Financials	4,912,753	-	-	4,912,753
Health Care	2,620,823	-	-	2,620,823
Industrials	1,402,554	-	-	1,402,554
Information Technology	1,310,525	-	-	1,310,525
Materials	1,134,516	-	-	1,134,516
Utilities	448,317	-	-	448,317
Total Common Stocks	17,925,128	-	-	17,925,128
REIT	438,575	-	-	438,575
Fixed Income
Corporate Bonds	-	2,749,555	-	2,749,555
U.S. Treasury Notes	-	2,823,039	-	2,823,039
Total Fixed Income	-	5,572,594	-	5,572,594
Money Market Funds	629,727	-	-	629,727
Total Investments in Securities	$18,993,430	$5,572,594	$-	$24,566,024

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.